Investment and its valuations (Tables)	12 Months Ended
Dec. 31, 2024
Investments, All Other Investments [Abstract]
Schedule of investments

Investments in Horizon Shipyard Inter Globe (M) Sdn Bhd (“Horizon”) consist of the following:

	As of December 31,
	2024	2023
Investment cost	$89,636	$4,343
Share of losses of associate	(710)	-
Foreign exchange difference	(18)	-
Investments, net	$88,908	$4,343